Pensions and Other Post Retirement Benefits	12 Months Ended
Dec. 31, 2025
Pensions and Other Post Retirement Benefits
Pensions and Other Post Retirement Benefits

22. Pensions and Other Post-Retirement Benefits

The company’s defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are funded through retirement compensation arrangements, and/or paid directly to recipients. The company’s contributions to the funded plans are deposited with independent trustees who act as custodians of the plans’ assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, and every year in the United States and Germany. The most recent valuations for the registered Canadian plans were performed as at December 31, 2024. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company’s other post-retirement benefits programs are unfunded and include certain health care, life insurance along with other long-term employee benefits, such as long-term disability benefits provided to retired employees and eligible surviving dependents.

The company reports its share of Syncrude’s defined benefit and defined contribution pension plans and Syncrude’s other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee’s pensionable earnings.

Defined Benefit Obligations and Funded Status

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	6 758	6 607	554	559
Current service costs	170	183	46	13
Plan participants’ contributions	22	77	—	—
Benefits paid	(352)	(382)	(32)	(33)
Interest costs	312	307	26	25
Foreign exchange	(4)	12	(1)	1
Settlements	3	4	—	—
Termination benefits	—	—
Actuarial remeasurement:
Experience loss (gain) arising on plan liabilities	49	17	7	(18)
Actuarial gain arising from changes in demographic assumptions	(61)	(10)	(3)	11
Actuarial gain arising from changes in financial assumptions	(282)	(57)	(18)	(4)
Benefit obligation at end of year	6 615	6 758	579	554

Change in plan assets
Fair value of plan assets at beginning of year	7 385	6 738	—	—
Employer contributions	(109)	(90)	—	—
Plan participants’ contributions	22	77	—	—
Benefits paid	(344)	(370)	—	—
Foreign exchange	(7)	11	—	—
Settlements	2	3	—	—
Administrative costs	(7)	(7)	—	—
Income on plan assets	341	308	—	—
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	475	715	—	—
Fair value of plan assets at end of year	7 758	7 385	—	—

Net surplus / (unfunded obligation) at end of year	1 143	627	(579)	(554)

The defined benefit asset (liability) is included as follows in the Consolidated Balance Sheet:

	December 31	December 31
($ millions)	2025	2024
Amounts charged to
Other assets (note 18)	1 121	617
Accounts payable and accrued liabilities	(41)	(36)
Other long-term liabilities (note 21)	(516)	(508)
	564	73

In 2023, the company entered into another contribution holiday for both the defined benefit plans and defined contribution plans, with the company anticipating to resume cash contributions in late 2027.

Of the total net surplus as at December 31, 2025, 98% relates to Canadian pension plans and other post-retirement benefits obligation (December 31, 2024 – 98%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans is 12.9 years (2024 – 13.8 years).

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Analysis of amount charged to earnings:
Current service costs	170	183	46	13
Interest (income) costs	(29)	(1)	26	25
Defined benefit plans expense	141	182	72	38
Defined contribution plans expense	8	8	—	—
Total benefit plans expense charged to earnings	149	190	72	38

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2025	2024	2025	2024
Actuarial loss (gain) arising from changes in experience	49	17	7	(18)
Actuarial gain arising from changes in demographic assumptions	(61)	(10)	(18)	(4)
Actuarial (gain) loss arising from changes in financial assumptions	(282)	(57)	(3)	11
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	(475)	(715)	—	—
Actuarial gain recognized in other comprehensive income	(769)	(765)	(14)	(11)

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2025	2024	2025	2024
Discount rate	4.90	4.60	4.90	4.60
Rate of compensation increase	3.00	3.00	3.00	3.00
Rate of health care cost increase	–	–	5.00	5.00

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company’s Canadian plans. A change in these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(11)	13
Effect on the benefit obligations	(718)	897

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(57)	68
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	22	(20)

Plan Assets and Investment Objectives

The company’s long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, to the plans’ target asset allocation as prescribed in the Statement of Investment Policies and Procedures approved by the Board of Directors. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2025	2024
Equities	45	50
Fixed income	25	28
Real assets	22	20
Private debt and equity	8	2
Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and fixed income securities is based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.